Schedule of Geographic Area Information Includes Revenue (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 46,411,331	$ 7,164,675	¥ 64,276,891	¥ 104,776,069
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	33,201,421	5,125,416	41,969,350	85,483,458
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	8,382,753	1,294,074	14,906,530	13,135,914
Other areas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 4,827,157	$ 745,185	¥ 7,401,011	¥ 6,156,697